Accumulated Other Comprehensive Income (Amounts Reclassified Out of Accumulated Other Comprehensive Income into Net Income) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	[1]	¥ 319,571
Tax effect	[2]	(97,551)
Net of tax before allocation to noncontrolling interests		222,020
Net of tax attributable to noncontrolling interests	[2]	(60)
Net of tax attributable to MHFG shareholders		221,960
Accumulated Net Unrealized Investment Gain (Loss)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net of tax before allocation to noncontrolling interests		221,916	¥ 148,669	¥ 138,780
Accumulated Net Unrealized Investment Gain (Loss) | Investment gains (losses)-net
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	[1]	319,707
Tax effect	[2]	(97,729)
Net of tax before allocation to noncontrolling interests		221,978
Net of tax attributable to noncontrolling interests	[2]	(62)
Net of tax attributable to MHFG shareholders		221,916
Accumulated Net Unrealized Investment Gain (Loss) | Foreign exchange adjustments gains (losses)-net
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	[1]	340
Net of tax before allocation to noncontrolling interests		340
Net of tax attributable to MHFG shareholders		340
Accumulated Defined Benefit Plans Adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net of tax before allocation to noncontrolling interests		(296)	¥ 3,183	¥ 11
Accumulated Defined Benefit Plans Adjustment | Salaries and employee benefits
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	[1]	(476)
Tax effect	[2]	178
Net of tax before allocation to noncontrolling interests		(298)
Net of tax attributable to noncontrolling interests	[2]	2
Net of tax attributable to MHFG shareholders		¥ (296)

[1]	The amounts in the Before tax column are recorded in each account presented under the heading "Affected line items in the consolidated statements of income".
[2]	The amounts in the Tax effect column and Net of tax attributable to noncontrolling interests column are recorded in Income tax expense and Net income (loss) attributable to noncontrolling interests in the consolidated statements of income, respectively.